Leases - Balance Sheet Information (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets, net	$ 617	$ 547	$ 450
Finance lease right-of-use assets, net	401	312	254
Total lease assets, net	1,018	859	704
Current portion of operating lease liabilities	129	149	137
Current portion of finance lease liabilities	105	65	51
Noncurrent operating lease liabilities	501	386	336
Noncurrent portion of finance lease liabilities	342	312	228
Total lease liabilities	$ 1,077	$ 912	$ 752
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent